Property and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation			$ 3.3	$ 3.6
Capitalized software development, amortization			2.1	1.9
Capitalized software development			2.7	2.4
Capitalized stock-based compensation expense			0.5	0.5
Capitalized software development, unamortized	$ 6.1	$ 5.8	6.1	$ 5.8
Capitalized software development, impairment	$ 1.2	$ 1.2	$ 0.0